Share-Based Payments - Share-Based Payment Plans of MFS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	CAD 476	CAD 362
MFS Investment Management Share-Based Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	341	181
Income tax expense (benefit)	CAD (85)	CAD (56)